UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number	811-1444

DWS Value Equity Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	2/28

Date of reporting period:	08/31/09

ITEM 1.           REPORT TO STOCKHOLDERS

  AUGUST 31, 2009

Semiannual Report to Shareholders

DWS S&P 500 Plus Fund

Contents

4 Performance Summary

7 Information About Your Fund's Expenses

9 Portfolio Summary

11 Investment Portfolio

27 Financial Statements

31 Financial Highlights

36 Notes to Financial Statements

46 Summary of Management Fee Evaluation by Independent Fee Consultant

51 Summary of Administrative Fee Evaluation by Independent Fee Consultant

52 Account Management Resources

54 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. This fund is subject to stock market risk, meaning stocks in the fund may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The fund may not be able to replicate the S&P 500 Index closely enough to track its performance for several reasons, including the fund's cost to buy and sell securities, the flow of money into and out of the fund, and the potential underperformance of stocks selected. The index is not available for direct investment, and there are no fees or expenses associated with the index's performance. This fund is not sponsored, endorsed, sold, nor promoted by Standard & Poor's®, and Standard & Poor's makes no representation regarding the advisability of investing in the portfolio. The global alpha overlay strategy may use instruments including but not limited to futures, options and currency forwards. Derivatives may be more volatile and less liquid than traditional securities and the fund could suffer losses on its derivatives positions. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary August 31, 2009

Average Annual Total Returns as of 8/31/09
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	40.69%	-14.68%	-3.74%	1.52%	0.10%
Class B	40.11%	-15.30%	-4.45%	0.76%	-0.66%
Class C	40.34%	-15.26%	-4.41%	0.81%	-0.65%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	32.60%	-19.59%	-5.62%	0.32%	-0.49%
Class B (max 4.00% CDSC)	36.11%	-17.81%	-5.01%	0.58%	-0.66%
Class C (max 1.00% CDSC)	39.34%	-15.26%	-4.41%	0.81%	-0.65%
No Sales Charges
Class R	40.59%	-14.89%	-3.99%	1.27%	-0.13%
Class S	40.95%	-14.48%	-3.47%	1.80%	0.36%
S&P 500® Index+	40.52%	-18.25%	-5.78%	0.49%	-0.79%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated December 1, 2008 are 0.74%, 1.49%, 1.50%, 0.98% and 0.50% for Class A, Class B, Class C, Class R and Class S shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the period prior to their inception on July 2, 2001 and for Class R shares for the period prior to its inception on November 3, 2003 are derived from the historical performance of Class S shares for the period of DWS S&P 500 Plus Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS S&P 500 Plus Fund — Class A [] S&P 500 Index+

Yearly periods ended August 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Net Asset Value
	Class A	Class B	Class C	Class R	Class S
Net Asset Value: 8/31/09	$ 10.20	$ 9.92	$ 9.95	$ 10.08	$ 10.12
2/28/09	$ 7.25	$ 7.08	$ 7.09	$ 7.17	$ 7.18
Lipper Rankings — Large Cap Core Funds Category as of 8/31/09
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	163	of	908	18
3-Year	188	of	778	25
5-Year	192	of	643	30
Class B 1-Year	230	of	908	26
3-Year	255	of	778	33
5-Year	295	of	643	46
Class C 1-Year	226	of	908	25
3-Year	254	of	778	33
5-Year	288	of	643	45
Class R 1-Year	186	of	908	21
3-Year	208	of	778	27
5-Year	213	of	643	34
Class S 1-Year	144	of	908	16
3-Year	159	of	778	21
5-Year	153	of	643	24
10-Year	136	of	374	36

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (March 1, 2009 to August 31, 2009).

The tables illustrate your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended August 31, 2009
Actual Fund Return	Class A	Class B	Class C	Class R	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,406.90	$ 1,401.10	$ 1,403.40	$ 1,404.50	$ 1,409.50
Expenses Paid per $1,000*	$ 4.67	$ 9.20	$ 9.33	$ 6.24	$ 3.28
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class R	Class S
Beginning Account Value 3/1/09	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 8/31/09	$ 1,021.32	$ 1,017.54	$ 1,017.44	$ 1,020.01	$ 1,022.48
Expenses Paid per $1,000*	$ 3.92	$ 7.73	$ 7.83	$ 5.24	$ 2.75
* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class R	Class S
DWS S&P 500 Plus Fund	.77%	1.52%	1.54%	1.03%	.54%

For more information, please refer to the Fund's prospectus.

Portfolio Summary

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	8/31/09	2/28/09

Common Stocks	88%	92%
Cash Equivalents	7%	1%
Government & Agency Obligations	5%	7%
	100%	100%
Sector Diversification (As a % of Common Stocks)	8/31/09	2/28/09

Information Technology	19%	17%
Financials	15%	10%
Health Care	14%	16%
Energy	12%	14%
Consumer Staples	11%	13%
Industrials	10%	10%
Consumer Discretionary	9%	8%
Utilities	4%	5%
Materials	3%	3%
Telecommunication Services	3%	4%
	100%	100%

Asset allocation and sector diversification are subject to change.

Ten Largest Equity Holdings August 31, 2009 (17.2% of Net Assets)
1. ExxonMobil Corp. Explorer and producer of oil and gas	3.2%
2. Microsoft Corp. Developer of computer software	1.8%
3. JPMorgan Chase & Co. Provider of global financial services	1.7%
4. Johnson & Johnson Provider of health care products	1.6%
5. Procter & Gamble Co. Manufacturer of diversified consumer products	1.5%
6. International Business Machines Corp. Manufacturer of computers and provider of information processing services	1.5%
7. AT&T, Inc. Provider of communications services	1.5%
8. Bank of America Corp. Provider of commercial banking services	1.5%
9. Apple, Inc. Manufacturer of personal computers and communication solutions	1.5%
10. General Electric Co. A diversified company provider of services to the technology, media and financial industries	1.4%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. A complete list of the Fund's portfolio holdings is posted as of the month end on www.dws-investments.com on or about the 15th day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Investment Portfolio as of August 31, 2009 (Unaudited)

	Shares	Value ($)

Common Stocks 86.8%
Consumer Discretionary 7.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co.*	3,100	51,119
Johnson Controls, Inc.	5,400	133,758
		184,877
Automobiles 0.3%
Ford Motor Co.* (a)	32,450	246,620
Harley-Davidson, Inc.	2,500	59,950
		306,570
Distributors 0.1%
Genuine Parts Co.	1,400	51,856
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"*	1,100	71,302
DeVry, Inc.	600	30,660
H&R Block, Inc.	2,604	44,997
		146,959
Hotels Restaurants & Leisure 1.3%
Carnival Corp. (Units)	4,600	134,550
Darden Restaurants, Inc.	1,100	36,223
International Game Technology	2,200	46,024
Marriott International, Inc. "A"	2,921	69,813
McDonald's Corp.	10,508	590,970
Starbucks Corp.*	7,900	150,021
Starwood Hotels & Resorts Worldwide, Inc.	2,800	83,384
Wyndham Worldwide Corp.	1,600	24,240
Wynn Resorts Ltd.*	400	21,652
Yum! Brands, Inc.	4,900	167,825
		1,324,702
Household Durables 0.3%
Black & Decker Corp.	400	17,648
D.R. Horton, Inc.	2,000	26,820
Fortune Brands, Inc.	1,400	55,734
Harman International Industries, Inc.	400	11,996
KB HOME	500	9,105
Leggett & Platt, Inc.	3,100	56,575
Lennar Corp. "A"	1,200	18,180
Newell Rubbermaid, Inc.	3,000	41,760
Pulte Homes, Inc.	2,377	30,378
Snap-on, Inc.	600	22,392
The Stanley Works	500	20,465
Whirlpool Corp.	600	38,526
		349,579
Internet & Catalog Retail 0.3%
Amazon.com, Inc.*	3,200	259,808
Expedia, Inc.*	1,800	41,490
		301,298
Leisure Equipment & Products 0.1%
Eastman Kodak Co.	1,700	9,044
Hasbro, Inc.	1,500	42,585
Mattel, Inc.	3,300	59,367
		110,996
Media 2.3%
CBS Corp. "B"	5,200	53,820
Comcast Corp. "A"	28,600	438,152
Gannett Co., Inc.	2,217	19,155
Interpublic Group of Companies, Inc.*	3,400	21,386
McGraw-Hill Companies, Inc.	2,700	90,747
Meredith Corp.	600	16,608
New York Times Co. "A"	1,200	9,132
News Corp. "A"	23,500	251,920
Omnicom Group, Inc.	3,400	123,488
Scripps Networks Interactive "A"	900	29,223
The DIRECTV Group, Inc.* (a)	5,300	131,228
Time Warner Cable, Inc.	2,976	109,874
Time Warner, Inc.	11,766	328,389
Viacom, Inc. "B"*	5,500	137,720
Walt Disney Co.	18,200	473,928
Washington Post Co. "B"	100	43,436
		2,278,206
Multiline Retail 0.8%
Big Lots, Inc.*	800	20,336
Family Dollar Stores, Inc.	1,100	33,308
J.C. Penney Co., Inc.	2,700	81,108
Kohl's Corp.*	2,700	139,293
Macy's, Inc.	4,300	66,736
Nordstrom, Inc.	1,100	30,844
Sears Holdings Corp.* (a)	500	31,725
Target Corp.	7,400	347,800
		751,150
Specialty Retail 1.7%
Abercrombie & Fitch Co. "A"	1,000	32,290
AutoNation, Inc.*	600	11,388
AutoZone, Inc.*	300	44,175
Bed Bath & Beyond, Inc.*	2,400	87,552
Best Buy Co., Inc.	3,500	126,980
GameStop Corp. "A"*	1,200	28,560
Home Depot, Inc. (a)	17,300	472,117
Limited Brands, Inc.	1,900	28,348
Lowe's Companies, Inc.	14,400	309,600
O'Reilly Automotive, Inc.*	1,200	45,936
Office Depot, Inc.*	2,500	13,050
RadioShack Corp.	1,200	18,156
Staples, Inc.	6,500	140,465
The Gap, Inc.	4,500	88,425
The Sherwin-Williams Co.	800	48,160
Tiffany & Co.	900	32,742
TJX Companies, Inc.	3,800	136,610
		1,664,554
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.	3,100	87,699
NIKE, Inc. "B"	4,018	222,557
Polo Ralph Lauren Corp.	400	26,552
VF Corp.	700	48,692
		385,500
Consumer Staples 9.9%
Beverages 2.1%
Brown-Forman Corp. "B"	800	35,776
Coca-Cola Co.	19,139	933,409
Coca-Cola Enterprises, Inc.	2,800	56,588
Constellation Brands, Inc. "A"*	1,300	19,227
Dr. Pepper Snapple Group, Inc.*	2,400	63,456
Molson Coors Brewing Co. "B"	1,200	56,856
Pepsi Bottling Group, Inc.	1,100	39,303
PepsiCo, Inc.	15,105	856,000
		2,060,615
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	4,700	239,606
CVS Caremark Corp.	14,000	525,280
Kroger Co.	5,800	125,222
Safeway, Inc.	3,944	75,133
SUPERVALU, Inc.	1,900	27,265
Sysco Corp.	5,400	137,646
Wal-Mart Stores, Inc.	21,488	1,093,095
Walgreen Co.	9,600	325,248
Whole Foods Market, Inc.*	1,800	52,344
		2,600,839
Food Products 1.4%
Archer-Daniels-Midland Co.	6,600	190,278
Campbell Soup Co.	1,700	53,312
ConAgra Foods, Inc.	4,200	86,226
Dean Foods Co.*	1,200	21,768
General Mills, Inc.	3,284	196,153
H.J. Heinz Co.	2,900	111,650
Hormel Foods Corp.	600	22,170
Kellogg Co.	2,300	108,307
Kraft Foods, Inc. "A"	14,519	411,614
McCormick & Co., Inc.	1,100	35,827
Sara Lee Corp.	5,500	53,295
The Hershey Co.	2,000	78,460
The J.M. Smucker Co.	1,000	52,270
Tyson Foods, Inc. "A"	3,200	38,368
		1,459,698
Household Products 2.2%
Clorox Co.	1,600	94,544
Colgate-Palmolive Co.	4,800	348,960
Kimberly-Clark Corp.	4,206	254,295
Procter & Gamble Co.	27,887	1,508,965
		2,206,764
Personal Products 0.2%
Avon Products, Inc.	4,600	146,602
Estee Lauder Companies, Inc. "A"	1,000	35,850
		182,452
Tobacco 1.4%
Altria Group, Inc.	20,203	369,311
Lorillard, Inc.	1,800	130,986
Philip Morris International, Inc.	19,003	868,627
Reynolds American, Inc.	1,400	63,994
		1,432,918
Energy 10.1%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	2,800	96,460
BJ Services Co.	2,200	35,332
Cameron International Corp.*	2,100	74,991
Diamond Offshore Drilling, Inc.	600	53,652
ENSCO International, Inc.	1,200	44,280
FMC Technologies, Inc.*	1,100	52,470
Halliburton Co.	9,300	220,503
Nabors Industries Ltd.*	2,300	40,664
National-Oilwell Varco, Inc.*	3,800	138,130
Rowan Companies, Inc.	1,000	20,710
Schlumberger Ltd.	11,941	671,084
Smith International, Inc.	3,200	88,224
		1,536,500
Oil, Gas & Consumable Fuels 8.6%
Anadarko Petroleum Corp.	5,282	279,259
Apache Corp.	3,486	296,136
Cabot Oil & Gas Corp.	1,100	38,775
Chesapeake Energy Corp.	4,789	109,381
Chevron Corp.	19,400	1,356,836
ConocoPhillips	13,977	629,384
CONSOL Energy, Inc.	1,700	63,597
Denbury Resources, Inc.*	2,100	31,962
Devon Energy Corp.	4,592	281,857
El Paso Corp.	6,800	62,764
EOG Resources, Inc.	2,200	158,400
ExxonMobil Corp.	46,979	3,248,598
Hess Corp.	3,300	166,947
Marathon Oil Corp.	7,808	241,033
Massey Energy Co.	600	16,248
Murphy Oil Corp.	1,700	96,900
Noble Energy, Inc.	1,500	90,690
Occidental Petroleum Corp.	7,900	577,490
Peabody Energy Corp.	2,400	78,432
Pioneer Natural Resources Co.	1,300	37,648
Range Resources Corp.	1,300	62,881
Southwestern Energy Co.*	3,100	114,266
Spectra Energy Corp.	6,000	112,920
Sunoco, Inc.	800	21,520
Tesoro Corp.	900	12,672
Valero Energy Corp.	5,100	95,574
Williams Companies, Inc.	4,800	78,912
XTO Energy, Inc.	5,925	228,705
		8,589,787
Financials 13.3%
Capital Markets 2.6%
Ameriprise Financial, Inc.	2,916	87,568
Bank of New York Mellon Corp.	11,252	333,172
Charles Schwab Corp.	10,000	180,600
E*TRADE Financial Corp.* (a)	4,700	8,272
Federated Investors, Inc. "B"	900	23,625
Franklin Resources, Inc.	1,600	149,328
Invesco Ltd.	3,800	78,850
Janus Capital Group, Inc.	1,100	13,992
Legg Mason, Inc.	1,500	43,140
Morgan Stanley	12,616	365,359
Northern Trust Corp.	2,500	146,150
State Street Corp.	4,700	246,656
T. Rowe Price Group, Inc. (a)	2,300	104,236
The Goldman Sachs Group, Inc.	4,970	822,336
		2,603,284
Commercial Banks 2.5%
BB&T Corp.	6,600	184,404
Comerica, Inc.	1,300	34,671
Fifth Third Bancorp.	7,900	86,426
First Horizon National Corp.	1,459	19,521
Huntington Bancshares, Inc.	6,000	27,360
KeyCorp	8,400	55,944
M&T Bank Corp. (a)	700	43,232
Marshall & Ilsley Corp.	2,200	15,664
PNC Financial Services Group, Inc.	4,446	189,355
Regions Financial Corp.	9,700	56,842
SunTrust Banks, Inc.	4,500	105,165
US Bancorp.	18,600	420,732
Wells Fargo & Co.	45,265	1,245,693
Zions Bancorp.	900	15,903
		2,500,912
Consumer Finance 0.7%
American Express Co.	11,800	399,076
Capital One Financial Corp.	4,000	149,160
Discover Financial Services	5,801	79,764
SLM Corp.*	4,800	42,720
		670,720
Diversified Financial Services 4.1%
Bank of America Corp.	84,126	1,479,776
Citigroup, Inc.	114,253	571,265
CME Group, Inc.	600	174,624
IntercontinentalExchange, Inc.*	700	65,660
JPMorgan Chase & Co.	37,944	1,649,046
Leucadia National Corp.*	2,000	49,740
Moody's Corp.	1,600	43,584
NYSE Euronext	2,600	73,684
The NASDAQ OMX Group, Inc.*	1,000	21,950
		4,129,329
Insurance 2.4%
Aflac, Inc.	4,100	166,542
Allstate Corp.	4,697	138,045
American International Group, Inc. (a)	1,396	63,281
Aon Corp.	2,600	108,576
Assurant, Inc.	900	26,955
Chubb Corp.	3,600	177,804
Cincinnati Financial Corp.	1,320	33,950
Genworth Financial, Inc. "A"	6,500	68,640
Hartford Financial Services Group, Inc.	3,200	75,904
Lincoln National Corp.	2,500	63,100
Loews Corp.	3,400	116,110
Marsh & McLennan Companies, Inc.	4,800	112,992
MBIA, Inc.*	1,300	8,736
MetLife, Inc.	8,319	314,126
Principal Financial Group, Inc.	2,868	81,451
Progressive Corp.*	7,300	120,596
Prudential Financial, Inc.	4,807	243,138
The Travelers Companies, Inc.	5,900	297,478
Torchmark Corp.	700	29,827
Unum Group	2,600	58,578
XL Capital Ltd. "A"	3,400	58,990
		2,364,819
Real Estate Investment Trusts 0.9%
Apartment Investment & Management Co. "A" (REIT)	1,170	14,239
AvalonBay Communities, Inc. (REIT)	515	33,181
Boston Properties, Inc. (REIT)	1,100	66,638
Equity Residential (REIT)	2,500	68,275
HCP, Inc. (REIT)	2,600	74,048
Health Care REIT, Inc. (REIT)	800	34,168
Host Hotels & Resorts, Inc. (REIT)	5,900	58,823
Kimco Realty Corp. (REIT)	3,300	41,415
Plum Creek Timber Co., Inc. (REIT)	1,200	36,348
ProLogis (REIT)	5,300	58,936
Public Storage (REIT)	1,300	91,715
Simon Property Group, Inc. (REIT)	2,954	187,934
Ventas, Inc. (REIT)	2,900	113,709
Vornado Realty Trust (REIT)	1,427	82,081
		961,510
Real Estate Management & Development 0.0%
CB Richard Ellis Group, Inc. "A"*	1,600	18,944
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	4,800	62,976
People's United Financial, Inc.	2,900	46,574
		109,550
Health Care 11.7%
Biotechnology 1.5%
Amgen, Inc.*	9,900	591,426
Biogen Idec, Inc.*	2,500	125,525
Celgene Corp.*	4,800	250,416
Cephalon, Inc.*	800	45,544
Genzyme Corp.*	2,400	133,704
Gilead Sciences, Inc.*	9,000	405,540
		1,552,155
Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	6,107	347,610
Becton, Dickinson & Co.	2,600	181,012
Boston Scientific Corp.*	13,400	157,450
C.R. Bard, Inc.	1,300	104,754
DENTSPLY International, Inc.	1,500	50,565
Hospira, Inc.*	1,400	54,726
Intuitive Surgical, Inc.*	300	66,813
Medtronic, Inc.	10,900	417,470
St. Jude Medical, Inc.*	3,000	115,620
Stryker Corp.	2,000	82,920
Varian Medical Systems, Inc.*	1,100	47,377
Zimmer Holdings, Inc.*	1,900	89,965
		1,716,282
Health Care Providers & Services 1.9%
Aetna, Inc.	4,700	133,950
AmerisourceBergen Corp.	2,600	55,406
Cardinal Health, Inc.	3,300	114,114
CIGNA Corp.	2,700	79,461
Coventry Health Care, Inc.*	1,200	26,196
DaVita, Inc.*	1,100	56,881
Express Scripts, Inc.*	2,400	173,328
Humana, Inc.*	1,700	60,690
Laboratory Corp. of America Holdings*	1,272	88,773
McKesson Corp.	2,500	142,150
Medco Health Solutions, Inc.*	4,700	259,534
Patterson Companies, Inc.*	600	16,338
Quest Diagnostics, Inc.	1,500	80,940
Tenet Healthcare Corp.*	2,700	12,582
UnitedHealth Group, Inc.	11,824	331,072
WellPoint, Inc.*	4,900	258,965
		1,890,380
Health Care Technology 0.0%
IMS Health, Inc.	1,500	20,790
Life Sciences Tools & Services 0.4%
Life Technologies Corp.*	2,062	91,821
Millipore Corp.*	400	26,492
PerkinElmer, Inc.	700	12,775
Thermo Fisher Scientific, Inc.*	4,300	194,403
Waters Corp.*	1,000	50,280
		375,771
Pharmaceuticals 6.2%
Abbott Laboratories	15,204	687,677
Allergan, Inc.	2,800	156,576
Bristol-Myers Squibb Co.	19,224	425,427
Eli Lilly & Co.	10,200	341,292
Forest Laboratories, Inc.*	2,500	73,175
Johnson & Johnson	26,408	1,596,100
King Pharmaceuticals, Inc.*	2,000	20,760
Merck & Co., Inc. (a)	20,813	674,966
Mylan, Inc.*	3,900	57,213
Pfizer, Inc.	66,066	1,103,302
Schering-Plough Corp.	16,230	457,361
Watson Pharmaceuticals, Inc.*	900	31,761
Wyeth	11,700	559,845
		6,185,455
Industrials 8.8%
Aerospace & Defense 2.4%
Boeing Co.	7,107	353,005
General Dynamics Corp.	3,931	232,676
Goodrich Corp.	1,000	55,160
Honeywell International, Inc.	7,600	279,376
ITT Corp.	2,100	105,168
L-3 Communications Holdings, Inc.	1,100	81,840
Lockheed Martin Corp.	3,030	227,189
Northrop Grumman Corp.	2,900	141,549
Precision Castparts Corp.	1,500	136,920
Raytheon Co.	3,561	168,008
Rockwell Collins, Inc.	1,500	69,060
United Technologies Corp.	9,204	546,349
		2,396,300
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	1,500	84,390
Expeditors International of Washington, Inc.	2,000	65,320
FedEx Corp.	3,300	226,743
United Parcel Service, Inc. "B"	9,513	508,565
		885,018
Airlines 0.1%
Southwest Airlines Co.	6,800	55,624
Building Products 0.1%
Masco Corp.	4,700	68,056
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	1,100	33,990
Cintas Corp.	1,000	27,440
Iron Mountain, Inc.*	1,800	52,722
Pitney Bowes, Inc.	1,800	40,230
R.R. Donnelley & Sons Co.	1,400	24,976
Republic Services, Inc.	2,600	66,586
Stericycle, Inc.*	900	44,568
Waste Management, Inc.	5,200	155,636
		446,148
Construction & Engineering 0.2%
Fluor Corp.	1,700	89,930
Jacobs Engineering Group, Inc.*	900	39,582
Quanta Services, Inc.*	1,800	39,816
		169,328
Electrical Equipment 0.4%
Cooper Industries Ltd. "A"	1,400	45,150
Emerson Electric Co.	7,700	283,899
Rockwell Automation, Inc.	1,400	58,590
		387,639
Industrial Conglomerates 2.0%
3M Co.	6,699	482,998
General Electric Co.	104,113	1,447,171
Textron, Inc.	3,600	55,296
		1,985,465
Machinery 1.3%
Caterpillar, Inc.	6,200	280,922
Cummins, Inc.	1,920	87,014
Danaher Corp.	2,329	141,394
Deere & Co.	3,800	165,680
Dover Corp.	1,600	55,344
Eaton Corp.	2,100	113,295
Flowserve Corp.	400	34,500
Illinois Tool Works, Inc.	3,500	146,370
Manitowoc Co., Inc.	900	5,976
PACCAR, Inc. (a)	3,300	119,361
Pall Corp.	1,300	38,649
Parker Hannifin Corp.	2,000	97,320
		1,285,825
Professional Services 0.1%
Dun & Bradstreet Corp.	800	58,432
Equifax, Inc.	1,400	38,696
Monster Worldwide, Inc.*	800	12,976
Robert Half International, Inc.	2,100	55,209
		165,313
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	2,800	232,456
CSX Corp.	3,700	157,250
Norfolk Southern Corp.	3,400	155,958
Ryder System, Inc.	400	15,200
Union Pacific Corp.	5,142	307,543
		868,407
Trading Companies & Distributors 0.1%
Fastenal Co.	1,300	47,060
W.W. Grainger, Inc.	500	43,735
		90,795
Information Technology 16.1%
Communications Equipment 2.3%
Ciena Corp.*	900	12,060
Cisco Systems, Inc.*	55,952	1,208,563
Harris Corp.	1,200	41,676
JDS Uniphase Corp.*	1,500	10,305
Juniper Networks, Inc.*	4,600	106,122
Motorola, Inc.	23,300	167,294
QUALCOMM, Inc.	16,128	748,662
Tellabs, Inc.*	2,600	16,484
		2,311,166
Computers & Peripherals 5.0%
Apple, Inc.*	8,638	1,452,998
Dell, Inc.*	18,000	284,940
EMC Corp.*	20,400	324,360
Hewlett-Packard Co.	23,096	1,036,779
International Business Machines Corp.	12,713	1,500,770
Lexmark International, Inc. "A"*	700	13,188
NetApp, Inc.*	4,100	93,275
QLogic Corp.*	1,200	18,972
SanDisk Corp.*	2,600	46,020
Sun Microsystems, Inc.*	7,100	65,888
Teradata Corp.*	1,500	40,395
Western Digital Corp.*	2,100	71,988
		4,949,573
Electronic Equipment, Instruments & Components 0.4%
Agilent Technologies, Inc.*	3,400	87,312
Amphenol Corp. "A"	1,700	59,432
Corning, Inc.	14,800	223,184
FLIR Systems, Inc.*	1,400	32,228
Jabil Circuit, Inc.	1,800	19,710
Molex, Inc.	900	16,389
		438,255
Internet Software & Services 1.6%
Akamai Technologies, Inc.*	1,200	21,168
eBay, Inc.*	11,000	243,540
Google, Inc. "A"*	2,349	1,084,463
VeriSign, Inc.*	1,400	29,666
Yahoo!, Inc.*	13,200	192,852
		1,571,689
IT Services 0.9%
Affiliated Computer Services, Inc. "A"*	800	35,840
Automatic Data Processing, Inc.	4,900	187,915
Cognizant Technology Solutions Corp. "A"*	2,700	94,176
Computer Sciences Corp.*	1,800	87,930
Convergys Corp.*	400	4,336
Fidelity National Information Services, Inc.	1,600	39,296
Fiserv, Inc.*	1,500	72,375
MasterCard, Inc. "A"	700	141,841
Paychex, Inc.	3,000	84,870
Total System Services, Inc.	1,693	25,835
Western Union Co.	6,300	113,652
		888,066
Office Electronics 0.1%
Xerox Corp.	8,700	75,255
Semiconductors & Semiconductor Equipment 2.3%
Advanced Micro Devices, Inc.*	4,500	19,620
Altera Corp.	2,300	44,183
Analog Devices, Inc.	3,600	101,700
Applied Materials, Inc.	14,500	191,110
Broadcom Corp. "A"*	3,900	110,955
Intel Corp.	54,094	1,099,190
KLA-Tencor Corp.	1,700	53,040
Linear Technology Corp.	1,900	50,483
LSI Corp.*	5,500	28,655
MEMC Electronic Materials, Inc.*	1,600	25,520
Microchip Technology, Inc.	1,800	47,790
Micron Technology, Inc.* (a)	9,700	71,489
National Semiconductor Corp.	1,800	27,306
Novellus Systems, Inc.*	500	9,580
NVIDIA Corp.*	5,200	75,504
Teradyne, Inc.*	1,800	14,850
Texas Instruments, Inc.	12,700	312,293
Xilinx, Inc.	2,600	57,824
		2,341,092
Software 3.5%
Adobe Systems, Inc.*	4,700	147,674
Autodesk, Inc.*	1,800	42,174
BMC Software, Inc.*	1,800	64,170
CA, Inc.	3,300	73,557
Citrix Systems, Inc.*	1,800	64,224
Compuware Corp.*	2,400	17,304
Electronic Arts, Inc.*	2,900	52,838
Intuit, Inc.*	3,000	83,310
McAfee, Inc.*	1,900	75,582
Microsoft Corp.	73,870	1,820,896
Novell, Inc.*	2,200	9,570
Oracle Corp.	36,999	809,168
Red Hat, Inc.*	2,600	59,696
Salesforce.com, Inc.*	1,100	57,057
Symantec Corp.*	7,400	111,888
		3,489,108
Materials 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	1,900	142,557
CF Industries Holdings, Inc.	400	32,664
Dow Chemical Co.	10,600	225,674
E.I. du Pont de Nemours & Co.	9,087	290,148
Eastman Chemical Co.	600	31,296
Ecolab, Inc.	1,600	67,664
International Flavors & Fragrances, Inc.	900	32,058
Monsanto Co.	5,300	444,564
PPG Industries, Inc.	1,900	105,260
Praxair, Inc.	3,000	229,860
Sigma-Aldrich Corp.	1,500	76,200
		1,677,945
Construction Materials 0.1%
Vulcan Materials Co.	1,200	60,048
Containers & Packaging 0.2%
Ball Corp.	800	38,768
Bemis Co., Inc.	900	23,931
Owens-Illinois, Inc.*	1,400	47,516
Pactiv Corp.*	1,500	37,275
Sealed Air Corp.	1,800	34,038
		181,528
Metals & Mining 0.8%
AK Steel Holding Corp.	800	16,256
Alcoa, Inc.	11,400	137,370
Allegheny Technologies, Inc.	700	21,259
Freeport-McMoRan Copper & Gold, Inc.	3,966	249,779
Newmont Mining Corp.	5,000	200,950
Nucor Corp.	2,800	124,712
Titanium Metals Corp.	700	5,754
United States Steel Corp.	1,463	64,050
		820,130
Paper & Forest Products 0.2%
International Paper Co.	3,900	89,505
MeadWestvaco Corp.	1,800	39,510
Weyerhaeuser Co.	1,800	67,302
		196,317
Telecommunication Services 2.8%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	56,996	1,484,746
CenturyTel, Inc.	3,397	109,485
Frontier Communications Corp.	3,800	27,018
Qwest Communications International, Inc. (a)	11,200	40,208
Verizon Communications, Inc.	27,258	846,088
Windstream Corp.	3,500	29,995
		2,537,540
Wireless Telecommunication Services 0.3%
American Tower Corp. "A"*	3,800	120,270
MetroPCS Communications, Inc.*	2,500	19,900
Sprint Nextel Corp.*	27,600	101,016
		241,186
Utilities 3.3%
Electric Utilities 1.9%
Allegheny Energy, Inc.	1,700	44,897
American Electric Power Co., Inc.	4,992	156,898
Duke Energy Corp.	13,700	212,213
Edison International	2,700	90,207
Entergy Corp.	1,995	157,605
Exelon Corp.	6,400	320,128
FirstEnergy Corp.	2,671	120,542
FPL Group, Inc.	4,154	233,372
Northeast Utilities	1,700	40,443
Pepco Holdings, Inc.	1,700	24,361
Pinnacle West Capital Corp.	800	26,328
PPL Corp.	3,400	99,960
Progress Energy, Inc.	2,500	98,825
Southern Co.	7,853	245,014
		1,870,793
Gas Utilities 0.1%
EQT Corp.	1,100	43,637
Nicor, Inc.	500	18,110
Questar Corp.	1,300	43,888
		105,635
Independent Power Producers & Energy Traders 0.2%
AES Corp.*	5,900	80,653
Constellation Energy Group, Inc.	2,700	85,455
Dynegy, Inc. "A"*	3,500	6,650
		172,758
Multi-Utilities 1.1%
Ameren Corp.	1,800	48,546
CenterPoint Energy, Inc.	3,100	38,440
CMS Energy Corp.	2,300	30,843
Consolidated Edison, Inc.	2,500	100,475
Dominion Resources, Inc.	6,200	205,096
DTE Energy Co.	1,400	48,692
Integrys Energy Group, Inc.	700	24,031
NiSource, Inc.	2,500	33,025
PG&E Corp.	3,900	158,301
Public Service Enterprise Group, Inc.	4,500	142,515
SCANA Corp.	900	31,212
Sempra Energy	2,200	110,374
TECO Energy, Inc.	1,900	25,309
Wisconsin Energy Corp.	1,000	45,470
Xcel Energy, Inc.	5,000	98,750
		1,141,079
Total Common Stocks (Cost $75,374,879)		86,898,802
	Principal Amount ($)	Value ($)

Government & Agency Obligation 5.2%
US Treasury Obligation
US Treasury Bill, 0.15%**, 9/17/2009 (b) (Cost $5,206,636)	5,207,000	5,206,797
	Shares	Value ($)

Securities Lending Collateral 1.8%
Daily Assets Fund Institutional, 0.29% (c) (d) (Cost $1,786,635)	1,786,635	1,786,635

Cash Equivalents 6.3%
Cash Management QP Trust, 0.22% (c) (Cost $6,376,181)	6,376,181	6,376,181
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $88,744,331)+	100.1	100,268,415
Other Assets and Liabilities, Net	(0.1)	(127,037)
Net Assets	100.0	100,141,378
* Non-income producing security.
** Annualized yield at time of purchase: not a coupon rate.
+ The cost for federal income tax purposes was $93,132,973. At August 31, 2009, net unrealized appreciation for all securities based on tax cost was $7,135,442. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,271,865 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,136,423.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at August 31, 2009 amounted to $1,714,689, which is 1.7% of net assets.
(b) At August 31, 2009, these securities have been pledged in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At August 31, 2009, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	9/15/2009	20	1,745,358	1,769,312	23,954
10 Year US Treasury Note	12/21/2009	49	5,707,530	5,743,719	36,189
AEX Index	9/18/2009	19	1,531,966	1,616,326	84,360
ASX SPI 200 Index	9/17/2009	13	1,105,627	1,228,139	122,512
CAC 40 Index	9/18/2009	3	148,235	157,237	9,002
DAX Index	9/18/2009	12	2,324,265	2,352,106	27,841
DJ Euro Stoxx 50 Index	9/18/2009	41	1,557,523	1,631,077	73,554
FTSE MIB Index	9/18/2009	6	826,399	965,959	139,560
Hang Seng Index	9/29/2009	26	3,374,089	3,291,409	(82,680)
S&P 500 Index	9/17/2009	24	5,643,600	6,118,200	474,600
S&P 500 E-Mini Index	9/18/2009	138	6,778,037	7,035,930	257,893
S&P TSE 60 Index	9/17/2009	7	796,252	833,542	37,290
TOPIX Index	9/11/2009	15	1,563,407	1,550,779	(12,628)
United Kingdom Long Gilt Bond	12/29/2009	97	18,733,701	18,709,328	(24,373)
Total net unrealized appreciation					1,167,074

At August 31, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year Canadian Government Bond	12/18/2009	25	2,741,162	2,751,769	(10,607)
10 Year Japanese Government Bond	9/10/2009	21	30,853,071	31,399,570	(546,499)
Federal Republic of Germany Euro-Bund	9/8/2009	17	2,971,788	2,988,638	(16,850)
FTSE 100 Index	9/18/2009	60	4,488,205	4,804,247	(316,042)
IBEX 35 Index	9/18/2009	14	2,126,663	2,280,999	(154,336)
NASDAQ 100 E-Mini Index	9/18/2009	55	1,625,775	1,787,500	(161,725)
Russell 2000 Mini Index	9/18/2009	30	1,545,429	1,715,100	(169,671)
S&P 500 E-Mini Index	9/18/2009	23	1,145,383	1,172,655	(27,272)
Total unrealized depreciation					(1,403,002)

At August 31, 2009, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
USD	10,192,570	AUD	12,418,000	9/16/2009	274,984
USD	11,682,503	CHF	12,590,000	9/16/2009	231,113
USD	2,312,538	NZD	3,483,000	9/16/2009	73,199
USD	1,117,046	JPY	106,984,000	9/16/2009	35,541
USD	300,118	CAD	331,000	9/16/2009	1,677
GBP	1,439,000	USD	2,369,889	9/16/2009	22,816
Total unrealized appreciation					639,330
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
NOK	8,858,000	USD	1,441,474	9/16/2009	(32,361)
SEK	4,802,000	USD	664,269	9/16/2009	(10,868)
EUR	6,437,000	USD	9,117,946	9/16/2009	(121,783)
Total unrealized depreciation					(165,012)
Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to the Derivatives Section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements," as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to the Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stock and/or Other Equity Investments (e)	$ 86,898,802	$ —	$ —	$ 86,898,802
Short-Term Investments (e)	1,786,635	11,582,978	—	13,369,613
Derivatives (f)	—	639,330	—	639,330
Total	$ 88,685,437	$ 12,222,308	$ —	$ 100,907,745
Liabilities
Derivatives (f)	$ (235,928)	$ (165,012)	$ —	$ (400,940)
Total	$ (235,928)	$ (165,012)	$ —	$ (400,940)
(e) See Investment Portfolio for additional detailed categorizations.
(f) Derivatives include unrealized appreciation (depreciation) on futures contracts and open forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of August 31, 2009 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $80,581,515) — including $1,714,689 of securities loaned	$ 92,105,599
Investment in Daily Assets Fund Institutional (cost $1,786,635)*	1,786,635
Investment in Cash Management QP Trust (cost $6,376,181)	6,376,181
Total investments, at value (cost $88,744,331)	100,268,415
Foreign currency, at value (cost $52,159)	52,265
Deposits with broker on open forward foreign currency exchange and futures contracts	1,300,101
Receivable for Fund shares sold	135,909
Interest receivable	2,772
Dividends receivable	205,286
Unrealized appreciation on forward foreign currency exchange contracts	639,330
Foreign taxes recoverable	76
Other assets	16,945
Total assets	102,621,099
Liabilities
Cash overdraft	3,560
Payable upon return of securities loaned	1,786,635
Payable for Fund shares redeemed	109,485
Payable for daily variation margin on open futures contracts	314,238
Unrealized depreciation on forward foreign currency exchange contracts	165,012
Accrued unitary fee	44,897
Other accrued expenses and payables	55,894
Total liabilities	2,479,721
Net assets, at value	$ 100,141,378
* Represent collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of August 31, 2009 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	206,839
Net unrealized appreciation (depreciation) on: Investments	11,524,084
Futures	(235,928)
Foreign currency	473,909
Accumulated net realized gain (loss)	(12,294,743)
Paid-in capital	100,467,217
Net assets, at value	$ 100,141,378
Net Asset Value
Class A Net Asset Value and redemption price per share ($36,261,976 ÷ 3,554,133 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.20
Maximum offering price per share (100 ÷ 94.25 of $10.20)	$ 10.82

Class B

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($3,677,733 ÷ 370,686 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.92

Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,009,497 ÷ 905,781 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)
$ 9.95
Class R Net Asset Value, offering and redemption price per share ($3,162,333 ÷ 313,878 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.08
Class S Net Asset Value, offering and redemption price per share ($48,029,839 ÷ 4,744,374 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.12

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended August 31, 2009 (Unaudited)
Investment Income
Income: Dividends	$ 792,197
Interest — Cash Management QP Trust	12,663
Interest	2,545
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	39,917
Total Income	847,322
Expenses: Unitary fee	198,085
Distribution and service fees	93,696
Other	15,203
Total expenses	306,984
Net investment income (loss)	540,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(115,411)
Futures	2,151,455
Foreign currency	765,417
2,801,461
Change in net unrealized appreciation (depreciation) on: Investments	20,803,975
Futures	745,256
Foreign currency	714,634
22,263,865
Net gain (loss)	25,065,326
Net increase (decrease) in net assets resulting from operations	$ 25,605,664

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended August 31, 2009 (Unaudited)	Year Ended February 28, 2009
Operations: Net investment income (loss)	$ 540,338	$ 1,090,712
Net realized gain (loss)	2,801,461	(13,026,060)
Change in net unrealized appreciation (depreciation)	22,263,865	(25,723,184)
Net increase (decrease) in net assets resulting from operations	25,605,664	(37,658,532)
Distributions to shareholders from: Net investment income: Class A	—	(376,946)
Class B	—	(37,917)
Class C	—	(60,063)
Class R	—	(19,704)
Class S	—	(485,437)
Total distributions	—	(980,067)
Fund share transactions: Proceeds from shares sold	31,337,011	60,093,586
Reinvestment of distributions	—	945,279
Cost of shares redeemed	(11,473,439)	(54,929,316)
Redemption fees	9,628	19,197
Net increase (decrease) in net assets from Fund share transactions	19,873,200	6,128,746
Increase (decrease) in net assets	45,478,864	(32,509,853)
Net assets at beginning of period	54,662,514	87,172,367
Net assets at end of period (including undistributed net investment income and accumulated distributions in excess of net investment income of $206,839 and $333,499, respectively)	$ 100,141,378	$ 54,662,514

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended February 28,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 7.25	$ 12.27	$ 13.79	$ 12.80	$ 12.04	$ 11.30
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.15	.10	.10[e]	.08	.09
Net realized and unrealized gain (loss)	2.89	(5.03)	(.33)	1.36	.76	.73
Total from investment operations	2.95	(4.88)	(.23)	1.46	.84	.82
Less distributions from: Net investment income	—	(.14)	(.09)	(.09)	(.08)	(.08)
Net realized gains	—	—	(1.18)	(.38)	—	—
Tax return of capital	—	—	(.02)	—	—	—
Total distributions	—	(.14)	(1.29)	(.47)	(.08)	(.08)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.20	$ 7.25	$ 12.27	$ 13.79	$ 12.80	$ 12.04
Total Return (%)[c]	40.69**	(40.00)[d]	(2.46)[d]	11.39[d,e]	6.98[d]	7.28[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	36	20	32	34	34	37
Ratio of expenses before expense reductions (%)	.77*	1.36	1.29	1.35	1.36	1.27
Ratio of expenses after expense reductions (%)	.77*	1.17	1.27	1.32	1.25	1.22
Ratio of net investment income (loss) (%)	1.37*	1.42	.75	.76[e]	.66	.84
Portfolio turnover rate (%)	1**	75	51	81	85	64
[a] For the six months ended August 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended February 28,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 7.08	$ 12.00	$ 13.52	$ 12.60	$ 11.89	$ 11.20
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.06	.01	.01[e]	(.01)	.01
Net realized and unrealized gain (loss)	2.81	(4.90)	(.33)	1.32	.74	.71
Total from investment operations	2.84	(4.84)	(.32)	1.33	.73	.72
Less distributions from: Net investment income	—	(.08)	(.00)***	(.03)	(.02)	(.03)
Net realized gains	—	—	(1.18)	(.38)	—	—
Tax return of capital	—	—	(.02)	—	—	—
Total distributions	—	(.08)	(1.20)	(.41)	(.02)	(.03)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.92	$ 7.08	$ 12.00	$ 13.52	$ 12.60	$ 11.89
Total Return (%)[c]	40.11**	(40.45)[d]	(3.10)[d]	10.49[d,e]	6.16[d]	6.47[d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	4	3	9	12	13	15
Ratio of expenses before expense reductions (%)	1.52*	2.13	2.01	2.10	2.10	2.00
Ratio of expenses after expense reductions (%)	1.52*	1.93	1.99	2.07	2.00	1.99
Ratio of net investment income (loss) (%)	.61*	.65	.02	.01[e]	(.09)	.07
Portfolio turnover rate (%)	1**	75	51	81	85	64
[a] For the six months ended August 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended February 28,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 7.09	$ 12.03	$ 13.55	$ 12.63	$ 11.92	$ 11.21
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.07	.01	.01[e]	(.01)	.01
Net realized and unrealized gain (loss)	2.83	(4.93)	(.32)	1.32	.74	.73
Total from investment operations	2.86	(4.86)	(.31)	1.33	.73	.74
Less distributions from: Net investment income	—	(.08)	(.01)	(.03)	(.02)	(.03)
Net realized gains	—	—	(1.18)	(.38)	—	—
Tax return of capital	—	—	(.02)	—	—	—
Total distributions	—	(.08)	(1.21)	(.41)	(.02)	(.03)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 9.95	$ 7.09	$ 12.03	$ 13.55	$ 12.63	$ 11.92
Total Return (%)[c]	40.34**	(40.52)[d]	(3.06)	10.48[d,e]	6.15[d]	6.64
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	5	7	8	9	13
Ratio of expenses before expense reductions (%)	1.54*	2.04	1.95	2.04	2.02	1.94
Ratio of expenses after expense reductions (%)	1.54*	1.92	1.95	2.03	1.99	1.94
Ratio of net investment income (loss) (%)	.60*	.67	.06	.05[e]	(.08)	.12
Portfolio turnover rate (%)	1**	75	51	81	85	64
[a] For the six months ended August 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return does not reflect the effect of any sales charges.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class R Years Ended February 28,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 7.17	$ 12.13	$ 13.64	$ 12.69	$ 11.94	$ 11.22
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.12	.07	.07[d]	.05	.07
Net realized and unrealized gain (loss)	2.86	(4.96)	(.34)	1.33	.76	.72
Total from investment operations	2.91	(4.84)	(.27)	1.40	.81	.79
Less distributions from: Net investment income	—	(.12)	(.04)	(.07)	(.06)	(.07)
Net realized gains	—	—	(1.18)	(.38)	—	—
Tax return of capital	—	—	(.02)	—	—	—
Total distributions	—	(.12)	(1.24)	(.45)	(.06)	(.07)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.08	$ 7.17	$ 12.13	$ 13.64	$ 12.69	$ 11.94
Total Return (%)	40.59**	(40.10)[c]	(2.66)	10.93[d]	6.76[c]	7.09[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	1	2	1	3	2
Ratio of expenses before expense reductions (%)	1.03*	1.63	1.52	1.57	1.60	1.52
Ratio of expenses after expense reductions (%)	1.03*	1.42	1.52	1.57	1.51	1.46
Ratio of net investment income (loss) (%)	1.11*	1.16	.49	.51[d]	.40	.60
Portfolio turnover rate (%)	1**	75	51	81	85	64
[a] For the six months ended August 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended February 28,	2009[a]	2009	2008	2007	2006	2005
Selected Per Share Data
Net asset value, beginning of period	$ 7.18	$ 12.15	$ 13.69	$ 12.70	$ 11.94	$ 11.20
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.18	.15	.14[d]	.11	.12
Net realized and unrealized gain (loss)	2.87	(4.99)	(.33)	1.35	.75	.73
Total from investment operations	2.94	(4.81)	(.18)	1.49	.86	.85
Less distributions from: Net investment income	—	(.16)	(.16)	(.12)	(.10)	(.11)
Net realized gains	—	—	(1.18)	(.38)	—	—
Tax return of capital	—	—	(.02)	—	—	—
Total distributions	—	(.16)	(1.36)	(.50)	(.10)	(.11)
Redemption fees	.00***	.00***	.00***	.00***	.00***	.00***
Net asset value, end of period	$ 10.12	$ 7.18	$ 12.15	$ 13.69	$ 12.70	$ 11.94
Total Return (%)	40.95**	(39.87)[c]	(2.15)[c]	11.66[c,d]	7.20[c]	7.56[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	48	24	38	46	36	38
Ratio of expenses before expense reductions (%)	.54*	1.10	1.00	1.09	1.13	1.01
Ratio of expenses after expense reductions (%)	.54*	.94	.97	1.03	1.01	.98
Ratio of net investment income (loss) (%)	1.60*	1.65	1.04	1.05[d]	.90	1.08
Portfolio turnover rate (%)	1**	75	51	81	85	64
[a] For the six months ended August 31, 2009 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase of net investment income of $0.001 per share and an increase in the ratio of net investment income of 0.01%. Excluding this non-recurring income, total return would have been 0.01% lower.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS S&P 500 Plus Fund (the "Fund") is a diversified series of DWS Value Equity Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Class R shares are only available to participants in certain retirement plans and are offered to investors without an initial sales charge or contingent deferred sales charges. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agents will use their best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Derivatives. The Fund has adopted the provisions of Statement of Financial Accounting Standard No. 161 ("FAS 161"), "Disclosures about Derivative Instruments and Hedging Activities," effective at the beginning of the Fund's fiscal year. FAS 161 requires enhanced disclosures about the Fund's derivative and hedging activities and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the Fund's derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments under FAS 133. The disclosure below is presented in accordance with FAS 161.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. The Fund may enter into futures contracts on equity and fixed-income securities, including on financial indices, and security indices and on currency as part of its global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use futures contracts to gain exposure to changes in interest rates, and take advantage of short-term inefficiencies and relative mispricings within the global equity, bond and currency markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of August 31, 2009 is included in a table following the Fund's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy. As part of this strategy, the Fund may use forward currency exchange contracts to gain exposure to changes in the value of foreign currencies, and to take advantage of short-term and medium-term mispricings within the currency markets.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward foreign currency exchange contracts as of August 31, 2009 is included in a table following the Fund's Investment Portfolio. The volume indicated is generally indicative of the volume throughout the period.

The following tables summarize the value of the Fund's derivative instruments held as of August 31, 2009 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$ 639,330
$ 639,330

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on open forward foreign currency exchange contracts.
Liability Derivatives	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 165,012	$ —	$ 165,012
Equity Contracts (b)	—	(302,258)	(302,258)
Interest Rate Contracts (b)	—	538,186	538,186
	$ 165,012	$ 235,928	$ 400,940

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on open forward foreign currency exchange contracts
(b) Net unrealized appreciation (depreciation) on futures. Payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended August 31, 2009 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 839,252	$ —	$ 839,252
Equity Contracts (b)	—	2,280,588	2,280,588
Interest Rate Contracts (b)	—	(129,133)	(129,133)
	$ 839,252	$ 2,151,455	$ 2,990,707

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Net realized gain (loss) from futures contracts
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total Value
Foreign Exchange Contracts (a)	$ 714,351	$ —	$ 714,351
Equity Contracts (b)	—	1,191,720	1,191,720
Interest Rate Contracts (b)	—	(446,464)	(446,464)
	$ 714,351	$ 745,256	$ 1,459,607

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
(b) Change in net unrealized appreciation (depreciation) on futures contracts

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At February 28, 2009, the Fund had a net tax basis capital loss carryforward of approximately $423,000, which may have applied against any realized net taxable capital gains of each succeeding year until fully utilized or until February 28, 2017, the expiration date, whichever occurs first.

In addition, from November 1, 2008 through February 28, 2009, the Fund incurred approximately $10,504,000 of net realized capital losses and $576,000 of currency losses. As permitted by tax regulations, the Fund intends to defer these losses and treat them as arising in the fiscal year ending February 28, 2010.

The Fund has reviewed the tax positions for the open tax years as of February 28, 2009 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposed a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15days of buying them, either by purchase or exchange. This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. The Fund no longer imposes the 2% redemption fee on Fund shares acquired (either by purchase or exchange) on or after June 1, 2009.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnifications clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts are accreted for tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended August 31, 2009, purchases and sales of investment securities (excluding short-term investments) aggregated $16,967,597 and $538,698, respectively.

C. Related Parties

Unitary Fee. Under the Investment Management and Unitary Fee Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. The Fund pays the Advisor an annual fee ("Unitary Fee") of 0.50% of the Fund's average daily net assets, computed and accrued daily, and payable monthly.

The Unitary Fee covers the Advisor's investment management services as described above, as well as all other day-to-day expenses in the ordinary course of the Fund's business, except for distribution and service fees and expenses, portfolio transaction and other investment-related costs, interest expense, taxes and extraordinary expenses (as determined by the Fund's Board).

Beginning on January 1, 2010, the Unitary Fee will continue to be calculated daily and paid monthly, but will equal an annual rate of 0.50% (the "Base Fee"), adjusted as described below, of the Fund's average daily net assets for the previous 365-day period ("Performance Period"). The Base Fee will be adjusted to as high as 1.00% or as low as zero, depending on how the Fund's investment performance (based on the total return of Class S shares, which do not bear Rule 12b-1 fees) for the Performance Period compares with a benchmark equal to the sum of the investment record of the S&P 500 Index plus 0.50% (the "Performance Benchmark") over the Performance Period. If the Fund's investment performance equals the Performance Benchmark, then DIMA will earn the Base Fee of 0.50%. If the Fund's investment performance falls below the Performance Benchmark, then the Unitary Fee will decrease by the difference between them, but not below zero. If the Fund's investment performance exceeds the Performance Benchmark, then the Unitary Fee will increase by the difference between them, but not above 1.00%.

Because of any adjustment to the Unitary Fee is based upon how Class S shares perform relative to a market-based benchmark, the Advisor could receive a positive performance adjustment even if the Fund has a negative return. The amount of the performance adjustment will also be affected by changes in the size of the Fund over the Performance Period.

For the six months ended August 31, 2009, the Advisor received a Unitary Fee of $198,085.

Distribution and Services Fees. Under the Fund's Class B, Class C and Class R 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75%, 0.75% and 0.25% of average daily net assets of each of Class B, C and R shares, respectively. In accordance with the Fund's Underwriting and Distribution Service Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B, C and R shares. For the six months ended August 31, 2009, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at August 31, 2009
Class B	$ 13,175	$ 2,455
Class C	27,737	5,662
Class R	2,431	851
	$ 43,343	$ 8,968

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended August 31, 2009, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at August 31, 2009	Annualized Effective Rate
Class A	$ 34,588	$ 13,738.23%
Class B	4,168	1,713.24%
Class C	9,235	3,431.25%
Class R	2,362	1,204.24%
	$ 50,353	$ 20,086

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended August 31, 2009 aggregated $12,884.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended August 31, 2009, the CDSC for Class B and C shares aggregated $4,535 and $340, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson. Under the Investment Management and Unitary Fee Agreement, the Advisor has agreed to reimburse the Fund for these expenses.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust'') and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended August 31, 2009		Year Ended February 28, 2009
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,313,070	$ 11,323,039	1,411,473	$ 13,732,545
Class B	28,318	253,289	89,111	842,851
Class C	224,319	1,929,933	351,151	3,200,012
Class R	201,854	1,842,645	76,023	761,210
Class S	1,854,764	15,988,105	4,508,667	41,556,968
		$ 31,337,011		$ 60,093,586
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	40,515	$ 365,041
Class B	—	—	4,021	35,420
Class C	—	—	6,220	54,975
Class R	—	—	2,196	19,591
Class S	—	—	52,660	470,252
		$ —		$ 945,279
Shares redeemed
Class A	(584,185)	$ (5,056,732)	(1,223,263)	$ (12,632,278)
Class B	(133,550)	(1,118,340)	(341,383)	(3,675,867)
Class C	(72,808)	(612,966)	(224,892)	(2,308,572)
Class R	(48,018)	(403,902)	(48,434)	(465,182)
Class S	(494,579)	(4,281,499)	(4,269,398)	(35,847,417)
		$ (11,473,439)		$ (54,929,316)
Redemption fees		$ 9,628		$ 19,197
Net increase (decrease)
Class A	728,885	$ 6,266,310	228,725	$ 1,465,849
Class B	(105,232)	(865,051)	(248,251)	(2,797,593)
Class C	151,511	1,316,968	132,479	946,706
Class R	153,836	1,438,765	29,785	315,626
Class S	1,360,185	11,716,208	291,929	6,198,158
		$ 19,873,200		$ 6,128,746

F. Review for Subsequent Events

In accordance with the provisions set forth in Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165 "Subsequent Events," adopted by the Fund as of August 31, 2009, events and transactions from September 1, 2009 through October 27, 2009, the date the financial statements were available to be issued, have been evaluated by management for subsequent events. Management has determined that there were no material events that would require disclosure in the Fund's financial statements through this date.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 24, 2008

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2008, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 129 Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Summary of Administrative Fee Evaluation by Independent Fee Consultant

September 29, 2008

Pursuant to an Order entered into by Deutsche Asset Management (DeAM) with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds and have as part of my duties evaluated the reasonableness of the proposed management fees to be charged by DeAM to the DWS Funds, taking onto account a proposal to pass through to the funds certain fund accounting-related charges in connection with new regulatory requirements. My evaluation considered the following:

• While the proposal would alter the services to be provided under the Administration Agreement, which I consider to be part of fund management under the Order, it is my opinion that the change in services is slight and that the scope of prospective services under the combination of the Advisory and Administration Agreements continues to be comparable with those typically provided to competitive funds under their management agreements.

• While the proposal would increase fund expenses, according to a pro forma analysis performed by management, the prospective effect is less than .01% for all but seven of the DeAM Funds' 438 active share classes, and in all cases the effect is less than .03% and overall expenses would remain reasonable in my opinion.

Based on the foregoing considerations, in my opinion the fees and expenses for all of the DWS Funds will remain reasonable if the Directors adopt this proposal.

Thomas H. Mack

Account Management Resources

For shareholders of Classes A, B, C and S
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:

For shareholders of Classes A, B and C:

(800) 621-1048

For shareholders of Class S:

(800) 728-3337

Web Site

www.dws-investments.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Class S
Nasdaq Symbol	OUTDX	OUTBX	OUTCX	SSFFX
CUSIP Number	23338K 100	23338K 209	23338K 308	23338K 506
Fund Number	410	610	710	2310
For shareholders of Class R
Automated Information Line	DWS Investments Flex Plan Access (800) 532-8411 24-hour access to your retirement plan account.
Web Site

www.dws-investments.com

Click "Retirement Plans" to reallocate assets, process transactions and review your funds through our secure online account access.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 543-5776 To speak with a service representative.
Written Correspondence	DWS Investments Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Proxy Voting	The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class R
Nasdaq Symbol	OUTRX
CUSIP Number	23338K 407
Fund Number	1514

Privacy Statement

Dear Valued Client:

Your confidence is important to us. So we want to make sure you know our policies regarding the handling of our clients' private information. The following information is issued by DWS Investments Distributors, Inc., Deutsche Investment Management Americas Inc., DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our Web sites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number, and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third-party service providers such as transfer agents, custodians and broker-dealers to assist us in processing transactions and servicing your account.

In addition, we may disclose the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. These organizations may only use client information for the purpose designated by the companies listed above. Additional requirements beyond federal law may be imposed by certain states. To the extent that these state laws apply, we will comply with them before we share information about you.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required to or may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

At any time, if you have questions about our policy, please write to us at:

DWS Investments
Attention: Correspondence — Chicago
P.O. Box 219415
Kansas City, MO 64121-9415 September 2009

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS S&P 500 Plus Fund, a series of DWS Value Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 29, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 29, 2009